Consolidated Statement of Financial Position (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED STATEMENT OF FINANCIAL POSITION
Notes and accounts receivable - trade, allowances	$ 367	$ 336
Short-term financing receivables, allowances	490	452
Other accounts receivable, allowances	51	40
Long-term financing receivables, allowances	$ 118	$ 126
Common stock, par value (in dollars per share)	$ 0.2	$ 0.2
Common stock, Shares authorized (in shares)	4,687,500,000	4,687,500,000
Common stock, Shares issued (in shares)	2,221,223,449	2,215,209,574
Treasury stock, Shares (in shares)	1,255,494,724	1,224,685,815